SHARE CAPITAL (Details) € / shares in Units, € in Millions, RUB in Millions	12 Months Ended		24 Months Ended
	Dec. 31, 2016 EUR (€) item € / shares shares	Dec. 31, 2015 EUR (€) € / shares shares	Dec. 31, 2014 RUB shares	Dec. 31, 2016 RUB item shares	Dec. 31, 2015 RUB shares	Jul. 31, 2014 shares	Dec. 31, 2013 shares	Mar. 31, 2013 shares	Sep. 21, 2009 € / shares
SHARE CAPITAL
Number of authorized classes of ordinary shares | item	3
Share capital
Authorized (in shares)	2,093,995,776	2,122,591,048		2,093,995,776	2,122,591,048
Issued and fully paid (in shares)	330,616,989	342,056,754		330,616,989	342,056,754
Common stock value (in EUR or RUB)	€ 7.4	€ 8.7		RUB 288	RUB 366
Number of additional shares authorized for repurchase						3,000,000
Number of shares repurchased	0	0
Class A
SHARE CAPITAL
Common stock par value (in euros per share) | € / shares	€ 0.01	€ 0.01
Number of votes per ordinary share | item	1			1
Share capital
Shares authorized	1,000,000,000	1,000,000,000		1,000,000,000	1,000,000,000
Ordinary shares issued	285,019,019	282,161,148		285,019,019	282,161,148
Common stock value (in EUR or RUB)	€ 2.8	€ 2.8		RUB 124	RUB 122
Number of shares authorized for repurchase on the open market								12,000,000
Number of additional shares authorized for repurchase							3,000,000
Number of shares repurchased			16,045,696
Aggregate amount of shares authorized for repurchase | RUB			RUB 16,941
Class B
SHARE CAPITAL
Common stock par value (in euros per share) | € / shares	€ 0.10	€ 0.10
Number of votes per ordinary share | item	10			10
Share capital
Shares authorized	46,997,887	61,295,523		46,997,887	61,295,523
Ordinary shares issued	45,037,734	47,895,605		45,037,734	47,895,605
Common stock value (in EUR or RUB)	€ 4.5	€ 4.8		RUB 161	RUB 170
Class C
SHARE CAPITAL
Common stock par value (in euros per share) | € / shares	€ 0.09	€ 0.09
Share capital
Shares authorized	46,997,887	61,295,523		46,997,887	61,295,523
Ordinary shares issued	560,235	12,000,000		560,235	12,000,000
Common stock value (in EUR or RUB)	€ 0.1	€ 1.1		RUB 3	RUB 74
Class C | Yandex Conversion Foundation
SHARE CAPITAL
Common stock par value (in euros per share) | € / shares	€ 0.09
Number of votes per ordinary share | item	9			9
Maximum dividend rate (in euros per share) | € / shares	€ 0.01
Priority share
SHARE CAPITAL
Par value (in euros per share) | € / shares	€ 1	€ 1
Share capital
Preferred shares authorized	1	1		1	1
Preferred shares issued	1	1		1	1
Priority share | Sberbank
SHARE CAPITAL
Accumulation of stakes in excess of which, the priority shareholder has a right to veto (as a percent)	25.00%
Par value (in euros per share) | € / shares									€ 1
Preference shares
SHARE CAPITAL
Par value (in euros per share) | € / shares	€ 0.01	€ 0.01
Period of irrevocable authority to issue shares and grant rights thereon	5 years
Maximum subsequent period of irrevocable authority to issue shares and grant rights	5 years
Preference shares dividend variable rate basis	12-month EURIBOR
Preference shares dividend basis spread on variable rate (as a percent)	2.00%
Share capital
Preferred shares authorized	1,000,000,001	1,000,000,001		1,000,000,001	1,000,000,001
Preferred shares issued	0	0		0	0